Taxation - Summary of Net Deferred Tax Asset (Detail) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Major components of tax expense (income) [abstract]
Deferred tax assets	£ 6,049	£ 5,658
Deferred tax liabilities	(311)	(289)
Total	£ 5,738	£ 5,369	£ (1,662)